10.31 Fidelity Emerging Markets Discovery Fund - AMCI PRO-05 | Fidelity® Emerging Markets Discovery Fund
Fund Summary Fund/Class: Fidelity® Emerging Markets Discovery Fund/Fidelity Advisor® Emerging Markets Discovery Fund A, M, C, I
Investment Objective
The fund seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 28 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees {- Fidelity® Emerging Markets Discovery Fund} - 10.31 Fidelity Emerging Markets Discovery Fund - AMCI PRO-05 - Fidelity® Emerging Markets Discovery Fund	Fidelity Emerging Markets Discovery Fund-Class A		Fidelity Emerging Markets Discovery Fund-Class M		Fidelity Emerging Markets Discovery Fund-Class C		Fidelity Emerging Markets Discovery Fund - Class I
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	1.00%	[2]	none
[1]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Emerging Markets Discovery Fund} - 10.31 Fidelity Emerging Markets Discovery Fund - AMCI PRO-05 - Fidelity® Emerging Markets Discovery Fund	Fidelity Emerging Markets Discovery Fund-Class A	Fidelity Emerging Markets Discovery Fund-Class M	Fidelity Emerging Markets Discovery Fund-Class C	Fidelity Emerging Markets Discovery Fund - Class I
Management fee	0.84%	0.84%	0.84%	0.84%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	none
Other expenses	0.54%	0.58%	0.54%	0.48%
Total annual operating expenses	1.63%	1.92%	2.38%	1.32%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example {- Fidelity® Emerging Markets Discovery Fund} - 10.31 Fidelity Emerging Markets Discovery Fund - AMCI PRO-05 - Fidelity® Emerging Markets Discovery Fund - USD ($)	Fidelity Emerging Markets Discovery Fund-Class A	Fidelity Emerging Markets Discovery Fund-Class M	Fidelity Emerging Markets Discovery Fund-Class C	Fidelity Emerging Markets Discovery Fund - Class I
1 year	$ 731	$ 538	$ 341	$ 134
3 years	1,060	932	742	418
5 years	1,411	1,350	1,270	723
10 years	$ 2,397	$ 2,515	$ 2,716	$ 1,590

Hold Shares
Expense Example, No Redemption {- Fidelity® Emerging Markets Discovery Fund} - 10.31 Fidelity Emerging Markets Discovery Fund - AMCI PRO-05 - Fidelity® Emerging Markets Discovery Fund - USD ($)	Fidelity Emerging Markets Discovery Fund-Class A	Fidelity Emerging Markets Discovery Fund-Class M	Fidelity Emerging Markets Discovery Fund-Class C	Fidelity Emerging Markets Discovery Fund - Class I
1 Year	$ 731	$ 538	$ 241	$ 134
3 Years	1,060	932	742	418
5 Years	1,411	1,350	1,270	723
10 Years	$ 2,397	$ 2,515	$ 2,716	$ 1,590

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 58% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of assets in securities of issuers in emerging markets (countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics) and other investments that are tied economically to emerging markets.
  Normally investing primarily in common stocks.
  Investing in either "growth" stocks or "value" stocks or both.
  Allocating the fund's assets across emerging markets sectors, using different Fidelity managers.
  Allocating investments across different emerging market countries.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign and Emerging Market Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year-by-Year Returns Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	18.56%	March 31, 2012
Lowest Quarter Return	-13.07%	September 30, 2015
Year-to-Date Return	28.91%	September 30, 2017

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).

For the periods ended December 31, 2016

Average Annual Total Returns{- Fidelity® Emerging Markets Discovery Fund} - 10.31 Fidelity Emerging Markets Discovery Fund - AMCI PRO-05 - Fidelity® Emerging Markets Discovery Fund	Past 1 year	Past 5 years	Since Inception [1]	Inception Date
Fidelity Emerging Markets Discovery Fund-Class A				Nov. 01, 2011
Fidelity Emerging Markets Discovery Fund-Class A | Return Before Taxes	3.61%	3.97%	2.68%
Fidelity Emerging Markets Discovery Fund-Class A | After Taxes on Distributions	3.40%	3.76%	2.48%	Nov. 01, 2011
Fidelity Emerging Markets Discovery Fund-Class A | After Taxes on Distributions and Sales	2.34%	3.20%	2.19%	Nov. 01, 2011
Fidelity Emerging Markets Discovery Fund-Class M				Nov. 01, 2011
Fidelity Emerging Markets Discovery Fund-Class M | Return Before Taxes	5.82%	4.20%	2.89%
Fidelity Emerging Markets Discovery Fund-Class C				Nov. 01, 2011
Fidelity Emerging Markets Discovery Fund-Class C | Return Before Taxes	8.09%	4.42%	3.10%
Fidelity Emerging Markets Discovery Fund - Class I				Nov. 01, 2011
Fidelity Emerging Markets Discovery Fund - Class I | Return Before Taxes	10.21%	5.49%	4.14%
MSCI Emerging Markets SMID Cap Index(reflects no deduction for fees, expenses, or taxes)	3.82%	2.42%	0.89%
[1]	From November 1, 2011

10.31 Fidelity Emerging Markets Discovery Fund - AMCI PRO-05 | Fidelity® Emerging Markets Discovery Fund | Fidelity Emerging Markets Discovery Fund-Class A
Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
10.31 Fidelity Emerging Markets Discovery Fund - AMCI PRO-05 | Fidelity® Emerging Markets Discovery Fund | Fidelity Emerging Markets Discovery Fund-Class M
Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
10.31 Fidelity Emerging Markets Discovery Fund - AMCI PRO-05 | Fidelity® Emerging Markets Discovery Fund | Fidelity Emerging Markets Discovery Fund-Class C
On Class C shares redeemed less than one year after purchase.